Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Weighted average amortization period	December 31,
	Years	2019	2018
Original amount:
Acquired technology	8.14	$1,566	$1,566
Customer relationships	5.23	3,504	2,614
Non-competition agreement	4	265	265
Software development costs	3	1,199	-
Distribution rights	1	250	-

		$6,784	$4,445
Accumulated amortization:
Acquired technology		1,066	966
Customer relationships		2,849	2,302
Non-competition agreement		232	166
Software development costs		-	-
Distribution rights		143	-

		4,290	3,434

Intangible assets, net		$2,494	$1,011

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
December 31,

2020	$828
2021	697
2022	608
2023	208
2024 and thereafter	153

$2,494